Financial Assets and Liabilities - Summary of Derivative Financial Instruments (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2023 PHP (₱) USD ($)	Dec. 31, 2022 PHP (₱)	Dec. 31, 2021 PHP (₱)
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	1
Net Mark-to- market Gains (Losses)	₱ (937,000,000)	₱ (1,069,000,000)
Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Net Mark-to- market Gains (Losses)	(942,000,000)	(881,000,000)
Transactions Designated As Hedges
Disclosure of detailed information about financial instruments [Line Items]
Net Mark-to- market Gains (Losses)	5,000,000	(188,000,000)
PLDT [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Net Mark-to- market Gains (Losses)	(448,000,000)	(360,000,000)
PLDT [Member] | Transactions Designated As Hedges
Disclosure of detailed information about financial instruments [Line Items]
Net Mark-to- market Gains (Losses)	(87,000,000)	(265,000,000)
Smart [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Net Mark-to- market Gains (Losses)	(494,000,000)	(521,000,000)
Smart [Member] | Transactions Designated As Hedges
Disclosure of detailed information about financial instruments [Line Items]
Net Mark-to- market Gains (Losses)	92,000,000	77,000,000
Interest Rate Swap Contract [Member] | PLDT [Member] | Transactions Designated As Hedges
Disclosure of detailed information about financial instruments [Line Items]
Hedge cost portion of the movements in the fair value			₱ 0
Long Term Currency Swaps | PLDT [Member] | Transactions Designated As Hedges
Disclosure of detailed information about financial instruments [Line Items]
Hedge cost portion of the movements in the fair value			500,000
Long Term Currency Swaps | Smart [Member] | Transactions Designated As Hedges
Disclosure of detailed information about financial instruments [Line Items]
Hedge cost portion of the movements in the fair value			309,000
Termination Date January 23, 2031 [Member] | Long Term Foreign Currency Options | PLDT [Member] | Transactions Designated As Hedges
Disclosure of detailed information about financial instruments [Line Items]
Mark-to-market loss/gain	119,000,000	190,000,000
Interest accrual	32,000,000	75,000,000
Hedge cost portion of the movements in the fair value	39,000,000	4,000,000	₱ 89,000,000
Termination Date December 13, 2030 [Member] | Long Term Foreign Currency Options | Smart [Member] | Transactions Designated As Hedges
Disclosure of detailed information about financial instruments [Line Items]
Mark-to-market loss/gain	96,000,000	81,000,000
Interest accrual	3,000,000	3,000,000
Hedge cost portion of the movements in the fair value	₱ 12,000,000	₱ 5,000,000
Condition One | Termination Date Various Dates in April and May 2022 [Member] | US Dollar Liabilities [Member] | Various Dates In November 2021 [Member] | Subsidized Forwards | Smart [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	50.38
Condition One | Termination Date Various Dates in May Two Thousand Twenty Two [Member] | US Dollar Liabilities [Member] | Various dates in October 2021 [Member] | Foreign Exchange Options Seagull | PLDT [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	52.96
Condition One | Termination Date Various Dates in May Two Thousand Twenty Two [Member] | US Dollar Liabilities [Member] | Various dates in October 2021 [Member] | Bottom of range [member] | Foreign Exchange Options Seagull | PLDT [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	52.96
Condition One | Termination Date Various Dates in May Two Thousand Twenty Two [Member] | US Dollar Liabilities [Member] | Various dates in October 2021 [Member] | Top of range [member] | Foreign Exchange Options Seagull | PLDT [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	54
Condition One | Termination Date Various Dates in Two Thousand Twenty Two [Member] | US Dollar Liabilities [Member] | Various Dates In November 2021 [Member] | Subsidized Forwards | Smart [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Exchange rate, description	Php50.38 plus the excess above Php51.65
Condition One | Termination Date Various Dates in Two Thousand Twenty Two [Member] | US Dollar Liabilities [Member] | Various Dates In November 2021 [Member] | Bottom of range [member] | Subsidized Forwards | Smart [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	51.65
Condition One | Termination Date Various Dates in Two Thousand Twenty Two [Member] | US Dollar Liabilities [Member] | Various dates in November to December 2021 [Member] | Seagull | Smart [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	55.85
Condition One | Termination Date Various Dates in Two Thousand Twenty Two [Member] | US Dollar Liabilities [Member] | Various dates in November to December 2021 [Member] | Bottom of range [member] | Seagull | Smart [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	55.85
Condition One | Termination Date Various Dates in Two Thousand Twenty Two [Member] | US Dollar Liabilities [Member] | Various dates in November to December 2021 [Member] | Top of range [member] | Seagull | Smart [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	56.87
Condition One | Termination Date January 23, 2031 [Member] | US Dollar Liabilities [Member] | Various dates in July 2020 and February to March 2021 [Member] | Long Term Foreign Currency Options | PLDT [Member] | Transactions Designated As Hedges
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	49.61
Condition One | Termination Date January 23, 2031 [Member] | US Dollar Liabilities [Member] | Various dates in July 2020 and February to March 2021 [Member] | Bottom of range [member] | Long Term Foreign Currency Options | PLDT [Member] | Transactions Designated As Hedges
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	49.61
Condition One | Termination Date January 23, 2031 [Member] | US Dollar Liabilities [Member] | Various dates in July 2020 and February to March 2021 [Member] | Top of range [member] | Long Term Foreign Currency Options | PLDT [Member] | Transactions Designated As Hedges
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	55.28
Condition One | Termination Date December 13, 2030 [Member] | US Dollar Liabilities [Member] | February To April Two Thousand Twenty One | Long Term Foreign Currency Options | Smart [Member] | Transactions Designated As Hedges
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	48
Condition One | Termination Date December 13, 2030 [Member] | US Dollar Liabilities [Member] | February To April Two Thousand Twenty One | Bottom of range [member] | Long Term Foreign Currency Options | Smart [Member] | Transactions Designated As Hedges
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	48
Condition One | Termination Date December 13, 2030 [Member] | US Dollar Liabilities [Member] | February To April Two Thousand Twenty One | Top of range [member] | Long Term Foreign Currency Options | Smart [Member] | Transactions Designated As Hedges
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	53.34
Condition Two | Termination Date Various Dates in April and May 2022 [Member] | US Dollar Liabilities [Member] | Various Dates In November 2021 [Member] | Subsidized Forwards | Smart [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	51.65
Condition Two | Termination Date Various Dates in May Two Thousand Twenty Two [Member] | US Dollar Liabilities [Member] | Various dates in October 2021 [Member] | Foreign Exchange Options Seagull | PLDT [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Exchange rate, description	Php52.96 plus the excess above Php54.00
Condition Two | Termination Date Various Dates in May Two Thousand Twenty Two [Member] | US Dollar Liabilities [Member] | Various dates in October 2021 [Member] | Bottom of range [member] | Foreign Exchange Options Seagull | PLDT [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	54
Condition Two | Termination Date Various Dates in Two Thousand Twenty Two [Member] | US Dollar Liabilities [Member] | Various Dates In November 2021 [Member] | Subsidized Forwards | Smart [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	50.38
Condition Two | Termination Date Various Dates in Two Thousand Twenty Two [Member] | US Dollar Liabilities [Member] | Various Dates In November 2021 [Member] | Bottom of range [member] | Subsidized Forwards | Smart [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	51.65
Condition Two | Termination Date Various Dates in Two Thousand Twenty Two [Member] | US Dollar Liabilities [Member] | Various Dates In November 2021 [Member] | Top of range [member] | Subsidized Forwards | Smart [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	51.65
Condition Two | Termination Date Various Dates in Two Thousand Twenty Two [Member] | US Dollar Liabilities [Member] | Various dates in November to December 2021 [Member] | Seagull | Smart [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Exchange rate, description	Php55.85 plus the excess above Php56.87
Condition Two | Termination Date Various Dates in Two Thousand Twenty Two [Member] | US Dollar Liabilities [Member] | Various dates in November to December 2021 [Member] | Bottom of range [member] | Seagull | Smart [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	56.87
Condition Two | Termination Date January 23, 2031 [Member] | US Dollar Liabilities [Member] | Various dates in July 2020 and February to March 2021 [Member] | Long Term Foreign Currency Options | PLDT [Member] | Transactions Designated As Hedges
Disclosure of detailed information about financial instruments [Line Items]
Foreign exchange rate subsidy	5.67
Condition Two | Termination Date January 23, 2031 [Member] | US Dollar Liabilities [Member] | Various dates in July 2020 and February to March 2021 [Member] | Bottom of range [member] | Long Term Foreign Currency Options | PLDT [Member] | Transactions Designated As Hedges
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	55.28
Condition Two | Termination Date December 13, 2030 [Member] | US Dollar Liabilities [Member] | February To April Two Thousand Twenty One | Long Term Foreign Currency Options | Smart [Member] | Transactions Designated As Hedges
Disclosure of detailed information about financial instruments [Line Items]
Foreign exchange rate subsidy	5.34
Condition Two | Termination Date December 13, 2030 [Member] | US Dollar Liabilities [Member] | February To April Two Thousand Twenty One | Bottom of range [member] | Long Term Foreign Currency Options | Smart [Member] | Transactions Designated As Hedges
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	53.34
Condition Three | Termination Date Various Dates in May Two Thousand Twenty Two [Member] | US Dollar Liabilities [Member] | Various dates in October 2021 [Member] | Foreign Exchange Options Seagull | PLDT [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	52.64
Condition Three | Termination Date Various Dates in May Two Thousand Twenty Two [Member] | US Dollar Liabilities [Member] | Various dates in October 2021 [Member] | Top of range [member] | Foreign Exchange Options Seagull | PLDT [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	52.96
Condition Three | Termination Date Various Dates in Two Thousand Twenty Two [Member] | US Dollar Liabilities [Member] | Various dates in November to December 2021 [Member] | Seagull | Smart [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	55.17
Condition Three | Termination Date January 23, 2031 [Member] | US Dollar Liabilities [Member] | Various dates in July 2020 and February to March 2021 [Member] | Top of range [member] | Long Term Foreign Currency Options | PLDT [Member] | Transactions Designated As Hedges
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	49.61
Condition Three | Termination Date December 13, 2030 [Member] | US Dollar Liabilities [Member] | February To April Two Thousand Twenty One | Top of range [member] | Long Term Foreign Currency Options | Smart [Member] | Transactions Designated As Hedges
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	48